Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Fair Value Measurements

7. FAIR VALUE MEASUREMENTS

Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. Our assessment of the significance of a particular input to the fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The following tables present the balances of assets and liabilities measured at fair value on a recurring basis (in thousands):

As of September 29, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Recorded Balance
Assets:
Foreign currency exchange forward contracts not designated as hedges	$—	$1,459	$—	$1,459

As of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Recorded Balance
Liabilities:
Foreign currency exchange forward contracts not designated as hedges	$—	$545	$—	$545

12.	FAIR VALUE MEASUREMENTS

Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. Our assessment of the significance of a particular input to the fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.

The following tables present the balances of financial assets and liabilities measured at fair value on a recurring basis (in thousands):

As of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Recorded Balance
Liabilities:
Foreign exchange forward contracts not designated as hedges	$—	$545	$—	$545

	$—	$545	$—	$545

As of December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Recorded Balance
Assets:
Foreign exchange forward contracts not designated as hedges	$—	$374	$—	$374

Liabilities:
Interest rate swap agreements designated as cash flow hedges	$—	$6,707	$—	$6,707

The following table presents the balances of nonfinancial assets measured at fair value on a non recurring basis (in thousands):

As of December 31, 2011	Recorded Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Assets:
Goodwill	$169,798	$—	$—	$169,798	$124,106
Intangible assets	20,700	—	—	20,700	16,900

	$190,498	$—	$—	$190,498	$141,006

During 2011, goodwill relating to our Empi and Surgical Implant reporting units with an aggregate carrying amount of $293.9 million was written down to its implied fair value of $169.8 million, resulting in an aggregate impairment charge of $124.1 million. The implied fair value of goodwill equals the estimated fair value of the reporting unit minus the fair value of the reporting unit’s net assets. In determining the implied fair value of the goodwill of the Empi and Surgical Implant reporting units, we used unobservable inputs to estimate the fair value of the reporting unit and its assets and liabilities.

In performing our 2011 goodwill impairment test, we estimated the fair values of our reporting units using the income approach valuation methodology which includes the discounted cash flow method and the market approach valuation methodology which includes the use of market multiples. The discounted cash flows for each reporting unit were based on discrete financial forecasts developed by management for planning purposes and required significant judgment with respect to forecasted sales, gross margin, selling, general and administrative expenses, EBITDA, capital expenditures and the selection and use of an appropriate discount rate. Cash flows beyond the discrete forecasts were estimated using a terminal value calculation, which incorporated historical and forecasted financial trends for each identified reporting unit and considered long-term earnings growth rates for publicly traded peer companies. Future cash flows were then discounted to present value at discount rates ranging from 10.7% to 12.5%, and terminal value growth rates of 3%. Publicly available information regarding comparable market capitalization was also considered in assessing the cumulative fair values of our reporting units estimated using the discounted cash flow methodology.

The fair value of the reporting unit’s assets and liabilities was determined by using the same methods that are used in business combination purchase accounting. See Note 8 for further discussion and the factors that contributed to this impairment charge.

Also during 2011, we estimated the fair value of our indefinite lived intangible assets, consisting of trade names. To determine the fair value we applied the relief from royalty (RFR) method. Under the RFR method, the value of the trade name is determined by calculating the present value of the after-tax cost savings associated with owning the asset and therefore not being required to pay royalties for its use during the asset’s indefinite life. Significant judgments inherent in this analysis include the selection of appropriate discount rates, estimating future cash flows and the identification of appropriate terminal growth rate assumptions. Discount rate assumptions are based on an assessment of the risk inherent in the projected future cash generated by the respective intangible assets. Also subject to judgment are assumptions about royalty rates, which are based on the estimated rates at which similar brands and trademarks are being licensed in the marketplace.

Based on the results of our testwork, we determined that the carrying value of the Empi trade name was in excess of its fair value and we recorded an impairment charge of $16.9 million to write it down to its revised fair value. We determined the fair value of the Empi trade name using unobservable inputs.